Pensions and other post-retirement benefits (Tables)	12 Months Ended
Dec. 31, 2025
Employee Benefits [Abstract]
Disclosure of defined benefit plans	The assumptions are reviewed
by management at the end of each year and are used to evaluate the accrued benefit obligation at 31 December and pension expense for the following year.

									%
Financial assumptions used to determine benefit obligation			UK			US			Eurozone
	2025	2024	2023	2025	2024	2023	2025	2024	2023
Discount rate for plan liabilities	5.6	5.5	4.8	5.4	5.6	5.0	4.2	3.5	3.6
Rate of increase for pensions in payment	2.7	2.9	2.8	—	—	—	1.8	1.8	2.1
Rate of increase in deferred pensions	2.7	2.9	2.8	—	—	—	0.6	0.6	0.7
Inflation for plan liabilities	2.9	3.1	3.0	2.0	2.0	2.0	2.0	2.0	2.4
									%
Financial assumptions used to determine benefit expense			UK			US			Eurozone
	2025	2024	2023	2025	2024	2023	2025	2024	2023
Discount rate for plan service cost[a]	N/A	N/A	N/A	5.7	5.0	5.2	3.7	3.7	4.3
Discount rate for plan other finance expense	5.5	4.8	5.0	5.6	5.0	5.2	3.5	3.6	4.2
Inflation for plan service cost[a]	N/A	N/A	N/A	2.0	2.0	2.0	2.0	2.4	2.1
aUK discount rate and inflation rate assumptions are not relevant in determining the benefit expense for the closed UK plan. Rates for the remaining small worldwide plan administered/reported through the UK are 5.6% (2024 5.0% and 2023 5.0%) and 2.1% (2024 1.9% and 2023 1.9%) respectively.
bp’s most substantial
pension liabilities are in the UK, the US and the Eurozone where our mortality assumptions are as follows:

									Years
Mortality assumptions			UK			US			Eurozone
	2025	2024	2023	2025	2024	2023	2025	2024	2023
Life expectancy at age 60 for a male currently aged 60	27.1	27.0	27.4	25.2	25.1	25.0	26.4	26.2	26.1
Life expectancy at age 60 for a male currently aged 40	28.9	28.9	29.2	26.9	26.8	26.7	28.9	28.6	28.6
Life expectancy at age 60 for a female currently aged 60	28.9	29.0	29.2	28.2	28.1	28.1	29.5	29.5	29.3
Life expectancy at age 60 for a female currently aged 40	30.4	30.5	30.6	29.7	29.6	29.6	31.7	31.7	31.6

Disclosure of fair value of plan assets	The current asset allocation policy for the major plans at 31 December 2025 was as follows:

	UK	US
Asset category	%	%
Total equity (including private equity)	8	19
Bonds/cash (including LDI)	85	81
Property/real estate	7	—
The fair values of the various categories of assets held by the defined benefit plans at 31 December are presented in the table below, including the effects of derivative financial instruments. Movements in the fair value of plan assets during the year are shown in detail in the table on page 208.

					$ million
	UKa	USb	Eurozone	Other	Total
Fair value of pension plan assets
At 31 December 2025
Listed equities – developed markets	725	137	84	181	1,127
– emerging markets	29	17	10	70	126
Private equity[c]	1,871	910	—	—	2,781
Government issued nominal bonds[d]	3,761	1,369	901	214	6,245
Government issued index-linked bonds[d]	10,805	—	85	8	10,898
Corporate bonds[d]	5,383	2,790	70	236	8,479
Property[e]	2,487	—	6	13	2,506
Cash	574	83	912	106	1,675
Other[f]	3,232	46	(58)	11	3,231
Debt (repurchase agreements) used to fund liability driven investments	(4,278)	—	—	—	(4,278)
	24,589	5,352	2,010	839	32,790
At 31 December 2024
Listed equities – developed markets	963	113	341	230	1,647
– emerging markets	32	13	55	75	175
Private equity[c]	1,916	950	—	2	2,868
Government issued nominal bonds[d]	5,027	1,317	690	223	7,257
Government issued index-linked bonds[d]	11,105	—	78	7	11,190
Corporate bonds[d]	6,088	2,763	605	261	9,717
Property[e]	2,344	—	84	19	2,447
Cash	416	67	100	78	661
Other[f]	1,039	36	54	14	1,143
Debt (repurchase agreements) used to fund liability driven investments	(5,664)	—	—	—	(5,664)
	23,266	5,259	2,007	909	31,441
At 31 December 2023
Listed equities – developed markets	862	97	333	232	1,524
– emerging markets	28	12	51	66	157
Private equity[c]	2,022	1,014	—	2	3,038
Government issued nominal bonds[d]	6,285	1,457	746	285	8,773
Government issued index-linked bonds[d]	13,177	—	88	—	13,265
Corporate bonds[d]	6,144	2,802	605	166	9,717
Property[e]	2,437	—	92	17	2,546
Cash	453	59	82	85	679
Other[f]	1,123	33	55	391	1,602
Debt (repurchase agreements) used to fund liability driven investments	(6,485)	—	—	—	(6,485)
	26,046	5,474	2,052	1,244	34,816
aBonds held by the UK pension plans are denominated in sterling or hedged back to sterling to minimize foreign currency exposure. Property held by the UK pension plans is in the United
Kingdom.
bBonds held by the US pension plans are denominated in US dollars or hedged back to USD to minimize foreign currency exposure.
cPrivate equity is valued at fair value based on the most recent transaction price or third-party net asset, revenue or earnings based valuations that generally result in the use of significant unobservable inputs.
dBonds held by pension plans are predominantly valued using observable market data based inputs other than quoted market prices in active markets.
eProperties are valued based on an analysis of recent market transactions supported by market knowledge derived from third-party professional valuers that generally result in the use of significant unobservable inputs.
fOther includes qualifying insurance policies in the UK amounting to $2,159 million representing the asset associated with the buy in outlined on page 206. The fair value of these insurance policies is equal to the value of the defined benefit obligations to which these policies relate. Other included insurance policies arising from annuity buy-in in Canada amounting to $374 million in 2023.
Completion of a buy-out in 2024 reduced these amounts to $nil.
Disclosure of net defined benefit liability (asset)

					$ million
					2025
	UK	US	Eurozone	Other	Total
Analysis of the amount charged to profit or loss
Current service cost[a]	47	157	56	25	285
Past service cost[b]	—	—	(39)	—	(39)
Settlement[b]	—	—	11	—	11
Operating charge (credit) relating to defined benefit plans	47	157	28	25	257
Payments to defined contribution plans	180	179	7	35	401
Total operating charge (credit)	227	336	35	60	658
Interest income on plan assets[a]	(1,322)	(286)	(78)	(38)	(1,724)
Interest on plan liabilities	976	300	190	48	1,514
Other finance (income) expense	(346)	14	112	10	(210)
Analysis of the amount recognized in other comprehensive income
Actual asset return less interest income on plan assets	(613)	120	(225)	(1)	(719)
Change in financial assumptions underlying the present value of the plan liabilities	453	(242)	436	8	655
Change in demographic assumptions underlying the present value of the plan liabilities	(26)	—	—	(1)	(27)
Experience gains and losses arising on the plan liabilities	15	(40)	(102)	(3)	(130)
Remeasurements recognized in other comprehensive income	(171)	(162)	109	3	(221)
Movements in benefit obligation during the year
Benefit obligation at 1 January	17,324	5,524	5,002	1,007	28,857
Exchange adjustments	1,301	—	646	50	1,997
Operating charge relating to defined benefit plans	47	157	28	25	257
Interest cost	976	300	190	48	1,514
Contributions by plan participants	8	—	2	5	15
Benefit payments (funded plans)[c]	(1,160)	(313)	(95)	(64)	(1,632)
Benefit payments (unfunded plans)[c]	(10)	(145)	(246)	(11)	(412)
Reclassified as assets held for sale	(24)	—	(161)	(77)	(262)
Disposals	—	—	(1)	—	(1)
Remeasurements	(442)	282	(334)	(4)	(498)
Benefit obligation at 31 Decembera d e	18,020	5,805	5,031	979	29,835
Movements in fair value of plan assets during the year
Fair value of plan assets at 1 January	23,266	5,259	2,007	909	31,441
Exchange adjustments	1,757	—	257	43	2,057
Interest income on plan assetsa e	1,322	286	78	38	1,724
Contributions by plan participants	8	—	2	5	15
Contributions by and refunds to employers (funded plans)	9	—	16	(28)	(3)
Benefit payments (funded plans)[c]	(1,160)	(313)	(95)	(64)	(1,632)
Reclassified as assets held for sale	—	—	(30)	(63)	(93)
Remeasurements[f]	(613)	120	(225)	(1)	(719)
Fair value of plan assets at 31 December[g]	24,589	5,352	2,010	839	32,790
Surplus (deficit) at 31 December	6,569	(453)	(3,021)	(140)	2,955
Represented by
Asset recognized	6,697	921	93	60	7,771
Liability recognized	(128)	(1,374)	(3,114)	(200)	(4,816)
	6,569	(453)	(3,021)	(140)	2,955
The surplus (deficit) may be analysed between funded and unfunded plans as follows
Funded	6,696	921	84	29	7,730
Unfunded	(127)	(1,374)	(3,105)	(169)	(4,775)
	6,569	(453)	(3,021)	(140)	2,955
The defined benefit obligation may be analysed between funded and unfunded plans as follows
Funded	(17,893)	(4,431)	(1,926)	(810)	(25,060)
Unfunded	(127)	(1,374)	(3,105)	(169)	(4,775)
	(18,020)	(5,805)	(5,031)	(979)	(29,835)
aThe costs of managing plan investments are offset against the investment return, the costs of administering pension plan benefits are generally included in current service cost and the costs of administering other post-employment benefit plans are included in the benefit obligation. Following the closure of the primary UK pension plan, current service cost in the UK consists of
$36 million of costs of administering that plan and $11 million of current service cost from the remaining small worldwide plans administered and reported through the UK.
bPast service costs predominantly reflect curtailment impacts from the closure of plans in the Netherlands and Germany to future accrual. Settlements represent losses associated with restructuring activity in Germany.
cThe benefit payments amount shown above comprises $1,975 million benefits and $12 million settlements, plus $57 million of plan expenses incurred in the administration of the benefit.
dThe benefit obligation for the US is made up of $4,602 million for pension liabilities and $1,203 million for other post-employment benefit liabilities (which are unfunded and are primarily retiree medical liabilities). The benefit obligation for the Eurozone includes $2,976 million for pension liabilities in Germany which is largely unfunded.
24. Pensions and other post-employment benefits – continued
eIncludes $346 million (2024 $155 million) representing assets ceilings in plans in the Netherlands (see page 205), Switzerland and the UK. Movements in the asset ceiling during 2025 were interest cost of $8 million and remeasurements of $183 million.
fThe actual return on plan assets is made up of the sum of the interest income on plan assets and the remeasurement of plan assets as disclosed above.
gThe fair value of plan assets includes borrowings related to the LDI programme as described on page 207.

					$ million
					2024
	UK	US	Eurozone	Other	Total
Analysis of the amount charged to profit or loss
Current service cost[a]	48	160	62	23	293
Past service cost[b]	—	—	(1)	—	(1)
Settlement[b]	(1)	—	—	—	(1)
Operating charge (credit) relating to defined benefit plans	47	160	61	23	291
Payments to defined contribution plans	161	192	8	35	396
Total operating charge (credit)	208	352	69	58	687
Interest income on plan assets[a]	(1,218)	(267)	(70)	(49)	(1,604)
Interest on plan liabilities	909	283	184	60	1,436
Other finance (income) expense	(309)	16	114	11	(168)
Analysis of the amount recognized in other comprehensive income
Actual asset return less interest income on plan assets	(2,388)	(239)	65	83	(2,479)
Change in financial assumptions underlying the present value of the plan liabilities	1,496	403	103	(48)	1,954
Change in demographic assumptions underlying the present value of the plan liabilities	194	(8)	1	2	189
Experience gains and losses arising on the plan liabilities	15	(34)	2	(7)	(24)
Remeasurements recognized in other comprehensive income	(683)	122	171	30	(360)
Movements in benefit obligation during the year
Benefit obligation at 1 January	19,579	5,837	5,537	1,371	32,324
Exchange adjustments	(352)	—	(355)	(66)	(773)
Operating charge relating to defined benefit plans	47	160	61	23	291
Interest cost	909	283	184	60	1,436
Contributions by plan participants	7	—	2	7	16
Benefit payments (funded plans)[c]	(1,153)	(243)	(89)	(427)	(1,912)
Benefit payments (unfunded plans)[c]	(8)	(152)	(232)	(12)	(404)
Disposals	—	—	—	(2)	(2)
Remeasurements	(1,705)	(361)	(106)	53	(2,119)
Benefit obligation at 31 Decembera d	17,324	5,524	5,002	1,007	28,857
Movements in fair value of plan assets during the year
Fair value of plan assets at 1 January	26,046	5,474	2,052	1,244	34,816
Exchange adjustments	(473)	—	(139)	(61)	(673)
Interest income on plan assetsa e	1,218	267	70	49	1,604
Contributions by plan participants	7	—	2	7	16
Contributions by employers (funded plans)	9	—	46	14	69
Benefit payments (funded plans)[c]	(1,153)	(243)	(89)	(427)	(1,912)
Remeasurements[e]	(2,388)	(239)	65	83	(2,479)
Fair value of plan assets at 31 December[f]	23,266	5,259	2,007	909	31,441
Surplus (deficit) at 31 December	5,942	(265)	(2,995)	(98)	2,584
Represented by
Asset recognized	6,083	1,009	273	92	7,457
Liability recognized	(141)	(1,274)	(3,268)	(190)	(4,873)
	5,942	(265)	(2,995)	(98)	2,584
The surplus (deficit) may be analysed between funded and unfunded plans as follows
Funded	6,083	1,009	261	48	7,401
Unfunded	(141)	(1,274)	(3,256)	(146)	(4,817)
	5,942	(265)	(2,995)	(98)	2,584
The defined benefit obligation may be analysed between funded and unfunded plans as follows
Funded	(17,183)	(4,250)	(1,746)	(861)	(24,040)
Unfunded	(141)	(1,274)	(3,256)	(146)	(4,817)
	(17,324)	(5,524)	(5,002)	(1,007)	(28,857)
aThe costs of managing plan investments are offset against the investment return, the costs of administering pension plan benefits are generally included in current service cost and the costs of administering other post-employment benefit plans are included in the benefit obligation. Following the closure of the primary UK pension plan, current service cost in the UK consists of $38 million of costs of administering that plan and $10 million of current service cost from the remaining small worldwide plans administered and reported through the UK.
bPast service costs predominantly reflect minor plan changes in France. Settlements represent changes in small worldwide plans administered and reported throughout the UK.
cThe benefit payments amount shown above comprises $1,907 million benefits and $352 million settlements relating to the buy-out in Canada, plus $57 million of plan expenses incurred in the administration of the benefit.
24. Pensions and other post-employment benefits – continued
dThe benefit obligation for the US is made up of $4,428 million for pension liabilities and $1,096 million for other post-employment benefit liabilities (which are unfunded and are primarily retiree medical liabilities). The benefit obligation for the Eurozone includes $3,086 million for pension liabilities in Germany which is largely unfunded.
eThe actual return on plan assets is made up of the sum of the interest income on plan assets and the remeasurement of plan assets as disclosed above.
fThe fair value of plan assets includes borrowings related to the LDI programme as described on page 207.

					$ million
					2023
	UK	US	Eurozone	Other	Total
Analysis of the amount charged to profit or loss
Current service cost[a]	44	156	47	21	268
Past service cost[b]	4	—	5	(2)	7
Settlement[b]	—	—	—	3	3
Operating charge (credit) relating to defined benefit plans	48	156	52	22	278
Payments to defined contribution plans	132	158	7	36	333
Total operating charge (credit)	180	314	59	58	611
Interest income on plan assets[a]	(1,259)	(274)	(78)	(56)	(1,667)
Interest on plan liabilities	869	297	194	66	1,426
Other finance (income) expense	(390)	23	116	10	(241)
Analysis of the amount recognized in other comprehensive income
Actual asset return less interest income on plan assets	(677)	45	82	28	(522)
Change in financial assumptions underlying the present value of the plan liabilities	(649)	28	(508)	(24)	(1,153)
Change in demographic assumptions underlying the present value of the plan liabilities	(230)	(5)	8	—	(227)
Experience gains and losses arising on the plan liabilities	(320)	45	(84)	(1)	(360)
Remeasurements recognized in other comprehensive income	(1,876)	113	(502)	3	(2,262)
aThe costs of managing plan investments are offset against the investment return, the costs of administering pension plan benefits are generally included in current service cost and the costs of administering other post-employment benefit plans are included in the benefit obligation. Following the closure of the primary UK pension plan, current service cost in the UK consists of $34 million of costs of administering that plan and $10 million of current service cost from the remaining small worldwide plans administered and reported through the UK.
bPast service costs predominantly represent largely offsetting income and costs due to the removal of some benefits for members in Turkish plans and their replacement with new arrangements administered and reported through the UK. There was also a $5 million past service cost in France relating to statutory retirement age changes. Settlements represent charges for special termination benefits arising as a result of early retirements.
Disclosure of sensitivity analysis for actuarial assumptions	A one-percentage point change, in
isolation, in certain assumptions as at 31 December 2025 for the group’s pensions and other post-employment benefit expense would have had the effects shown in the tables below. The effects shown for the expense in 2026 comprise the total of current service cost and net finance income or expense.

						$ million
					One percentage point
	UK		US		Eurozone
	Increase	Decrease	Increase	Decrease	Increase	Decrease
Discount rate[a]
Effect on expense in 2026	(186)	168	(44)	46	(2)	(5)
Effect on obligation at 31 December 2025	(1,803)	2,185	(465)	614	(497)	604
Inflation rate[b]
Effect on expense in 2026	90	(82)	8	(6)	22	(20)
Effect on obligation at 31 December 2025	1,613	(1,464)	39	(33)	480	(414)
aThe amounts presented reflect that the discount rate is used to determine the asset interest income as well as the interest cost on the obligation.
bThe amounts presented reflect the total impact of an inflation rate change on the assumptions for rate of increase in salaries, pensions in payment and deferred pensions.

Disclosure of additional information about defined benefit plans [text block]

			$ million
		One year increase
	UK	US	Eurozone
Longevity
Effect on expense in 2026	33	4	9
Effect on obligation at 31 December 2025	593	60	189

Disclosure of information about maturity profile of defined benefit obligation	The expected benefit payments, which reflect expected future service, as appropriate, but exclude plan expenses, and the weighted average duration of the defined benefit obligations at 31 December 2025 are as follows:

					$ million
Estimated future benefit payments	UK	US	Eurozone	Other	Total
2026	1,190	467	324	61	2,042
2027	1,212	463	325	55	2,055
2028	1,219	458	320	56	2,053
2029	1,233	467	319	55	2,074
2030	1,234	473	312	54	2,073
2031 - 2035	6,214	2,383	1,431	285	10,313
					Years
Weighted average duration	11.1	9.2	12.5	12.6